Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Fair Value Measurement

10. Fair Value

The Company estimates the fair value of financial instruments using available market information and valuation methodologies the Company believes to be appropriate for these purposes. Considerable judgment and a high degree of subjectivity are involved in developing these estimates and, accordingly, they are not necessarily indicative of amounts the Company would realize upon disposition.

The fair value hierarchy consists of three broad levels of inputs that may be used to measure fair value, which are described below:

Level 1. Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2. Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3. Assets or liabilities for which fair value is based on valuation models with significant unobservable pricing inputs and which result in the use of management estimates.

The Company accounted for certain common stock issued in connection with the Fexy Studios acquisition that is subject to a put option (which provides for a cash payment to the sellers on the first anniversary date of the closing (or January 11, 2024) in the event the common stock trading price on such date is less than the common stock trading price on the day immediately preceding the acquisition date, or $8.10 per share), as a derivative liability, which requires the Company to carry such amounts on its condensed consolidated balance sheets as a liability at fair value, as adjusted at each reporting period-end.

Liabilities measured at fair value on a recurring basis consisted of the following as of September 30, 2023:

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration	$1,030	$-	$1,030	$-

Contingent Consideration – The fair value of the contingent consideration is primarily dependent on the common stock trading price on the first anniversary of the closing of Fexy Studios, or January 11, 2024. The estimated fair value was calculated using the Black-Scholes option pricing model using the following inputs: (i) $8.10 exercise price equal to the closing price of the Company’s common stock at the acquisition date; (ii) $4.28 common stock price equal to the trading price of the Company’s common stock as of the reporting date; (iii) 0.25 years for the expected term; (iv) 5.34% annualized risk free rate; (v) 76.00% selected volatility and (vi) 0.00% dividend yield. For the three and nine months ended September 30, 2023, the change in valuation of the contingent consideration of $60 and $469 in expense, respectively, was recognized in other expense on the condensed consolidated statement of operations.

18. Fair Value Measurement

The Company’s financial instruments consist of level 1, Level 2 and level 3 assets as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the Company’s cash and cash equivalents of $13,871 and $9,349, respectively, were Level 1 assets and included savings deposits, overnight investments, and other liquid funds with financial institutions.

Financial instruments measured at fair value during the year consisted of the following:

	As of December 31, 2022
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Notes	$61,787	$-	$61,787	$-

	As of December 31, 2021
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Notes	$60,756	$-	$60,756	$-

Senior Secured Notes – The carrying value of the Senior Secured Notes (as defined below) approximates fair value based on current market interest rates for debt instruments of similar credit standing and, consequently, their fair values are based on Level 2 inputs.

The quantitative information utilized in the fair value calculation of the Level 3 liabilities are as follows:

Unearned Revenue – The fair value of unearned revenue remaining in connection with the 2019 acquisitions of Sports Illustrated Licensed Brands, was determined with the following inputs: (1) projection of when unearned revenue will be earned; (2) expense necessary to fulfill the subscriptions; (3) gross up of the fulfillment costs to include a market participant level of profitability; (4) slight premium to the fulfillment-costs plus a reasonable profit metric; and (5) reduce projected future cash flows to present value using an appropriate discount rate. The unearned revenue remaining from the acquisitions as of December 31, 2022 and 2021 was $1,154 and $4,855, respectively.

The changes in unearned revenue with inputs classified as Level 3 of the fair value hierarchy are reflected within revenue on the consolidated statements of operations.

Warrant Derivative Liabilities – The Company accounted for certain warrants issued in connection with previously issued convertible debentures, as derivative liabilities, which required the Company carry such amounts on its consolidated balance sheets as a liability at fair value, as adjusted at each reporting period end.

The Company determined the fair value of the Strome Warrants and B. Riley Warrants (as described in Note 22) utilizing the Black-Scholes valuation model as further described below. These warrants were classified as Level 3 within the fair-value hierarchy prior to reclassification to equity (as described below). Inputs to the valuation model include the Company’s publicly quoted stock price, the stock volatility, the risk-free interest rate, the remaining life of the warrants, the exercise price or conversion price, and the dividend rate. The Company uses the closing stock price of its common stock over an appropriate period of time to compute stock volatility.

These assumptions are summarized as follows:

Strome Warrants – 2021 assumptions upon reclassification to equity: Black-Scholes option-pricing; expected life: 1.54 years; risk-free interest rate: 0.60%; volatility factor: 146.68%; dividend rate: 0.0%; transaction date closing market price: $0.62; exercise price: $0.50.

B. Riley Warrants – 2021 assumptions upon reclassification to equity: Black-Scholes option-pricing; expected life: 3.88 years; risk-free interest rate: 1.14%; volatility factor: 144.61%; dividend rate: 0.0%; transaction date closing market price: $0.62; exercise price: $0.33.

The following table represents the carrying amounts, change in valuation for the Company’s warrants accounted for as a derivative liability and classified within Level 3 of the fair-value hierarchy and fair value recorded upon reclassification to equity as of and during the year ended December 31, 2021:

	Carrying Amount at Beginning of Year	Change in Valuation	Reclassification to Equity	Carrying Amount at End of Year
Strome Warrants	$704	$(75)	$(629)	$-
B. Riley Warrants	443	41	(484)	-
Total	$1,147	$(34)	$(1,113)	$-

For the year ended December 31, 2021, the change in valuation of warrant derivative liabilities recognized within other income on the consolidated statements of operations was $34. The Strome Warrants and B. Riley Warrants were reclassified to equity upon filing an effective registration statement during the year ended December 31, 2021, resulting in a $1,113 offset within additional paid-in capital on the consolidated statements of stockholders’ deficiency.